Mining Interests (Details Narrative) - USD ($)				1 Months Ended	4 Months Ended	12 Months Ended
	Oct. 22, 2019	Oct. 02, 2018	Oct. 31, 2017	Dec. 31, 2017	Oct. 20, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2017	Jul. 02, 2019	Jun. 01, 2019	Dec. 01, 2018	Nov. 13, 2018
Lease term description						Office space that expires in 2022.
Mining lease payments						$ 120,690
Lease liability payments due									$ 370,711
Placer Mining Corp [Member]
Mining lease payments						1,847,300
Placer Mining Corp [Member] | Bunker Assets [Member]
Option to purchase lease asset price						$ 45,000,000
Lease term						10 years
Royalty percentage of net smelter return on sales						3.00%
Royalty percentage of net smelter return after purchase option						1.50%
Post-acquisition of net smelter return cost						$ 60,000,000
Letter of Intent [Member]
Payments to acquire mining interest								$ 300,000
Definitive Agreement [Member] | Placer Mining Corp [Member]
Bonus payment for mining assets			$ 1,000,000	$ 500,000
Lease term description						The 24-month lease commences November 1, 2017 and continues until October 31, 2019.
Option to extend lease period						The lease period can be extended by a further 12 months at the Company's discretion.
Mining lease payments			$ 100,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member]
Lease liability payments due						$ 20,000,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | 30 Days After a Fully Ratified Agreement [Member]
Lease liability payments due						1,000,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | June 1 and December 1 of Each Year [Member]
Semi-annual lease payments							480,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member]
Payments to acquire mining interest	$ 60,000
Mining lease payments		$ 400,000
Option to purchase lease asset price	$ 11,000,000
Royalty percentage of net smelter return on sales	100.00%
Reducation of monthly lease payments												$ 60,000
Accumulated reduction of lease payments												$ 140,000
Accrued expenses						1,847,300	1,373,000
Cash payment	$ 300,000
Outstanding payment										$ 960,000	$ 960,000
Accounts payable and accrued liabilities						$ 5,960,000	$ 2,560,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Cash [Member]
Option to purchase lease asset price	6,200,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Shares [Member]
Option to purchase lease asset price	4,800,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Subsequent Event [Member]
Option to extend lease period					The option to extend for a further 6 months based upon payment of a 1 time $60,000 extension fee
Mining lease payments					$ 60,000
Environmental Protection Agency [Member] | Placer Mining Corp [Member]
Option to purchase lease asset price	$ 20,000,000